Foreign Currency Position - Schedule of Assets and Liabilities Denominated in Foreign Currencies (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure of financial assets [line items]
Cash and deposits in banks		$ 3,089,072	$ 1,009,681
Cash items in process of collection		173,192	231,305
Financial instruments at fair value through profit or loss		582,710	183,702
Financial instruments at fair value through other comprehensive income		3,970,899	3,598,890
Financial instruments at amortized cost		111,542	115,658
Investments under resale agreements		105,580	75,975
Investment in associates		7,149	9,605
Financial derivative contracts		3,982,803	3,154,957
Interbank loans, net		7,121	56,396
Intangible assets		718,683	1,574,433
Property, plant and equipment		80,615	95,080	$ 95,564
Right of use asset under lease agreements		146,008	167,441	176,795
Current taxes		64,699	85,516
Deferred taxes		312,556	208,657
Other assets		542,633	770,861
Other non-current assets held for sale		15,078	17,202
TOTAL ASSETS		35,486,448	33,610,056
Deposits and other demand liabilities		6,197,406	4,873,448
Cash in process of being cleared		154,232	164,573
Obligations under repurchase agreements		638,851	559,457
Time deposits and other time liabilities		11,433,064	11,620,187
Financial derivative contracts		3,673,591	2,938,034
Interbank borrowings		3,798,978	2,646,756
Debt instruments issued		6,204,856	6,408,356
Other financial liabilities		13,123	12,966
Lease contracts liabilities		151,885	172,924	176,795
Current taxes		1,766	13
Deferred taxes		237	263
Provisions		135,090	177,827	$ 214,903
Other liabilities		700,034	708,914
Liabilities directly associated with non-current assets held for sale		0	0
TOTAL LIABILITIES		33,103,113	30,283,718
Assets (liabilities) net		2,383,335	3,326,338
CLP [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss		145,316	112,224
Financial instruments at fair value through other comprehensive income		2,556,706	1,600,147
Investment in associates		7,149	5,833
Right of use asset under lease agreements		111,452	121,241
Other non-current assets held for sale		13,269	17,202
TOTAL ASSETS		35,486,448
Cash in process of being cleared		82,287	100,395
Financial derivative contracts		2,031,193	1,960,447
Interbank borrowings		2,257,226
Other financial liabilities		13,123	12,956
Lease contracts liabilities		561	659
Assets (liabilities) net		(3,430,035)	(1,807,769)
Hungary, Forint
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss		355
Financial instruments at fair value through other comprehensive income		696,307	1,023,726
Financial derivative contracts		476,910	402,899
Other financial liabilities			10
Lease contracts liabilities		118,189	129,034
Assets (liabilities) net		4,247,788	4,069,472
USD [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income		103,503	124,310
Financial instruments at amortized cost		7,202	30,123
Interbank loans, net		7,121	35,944
Right of use asset under lease agreements		6,061	7,936
TOTAL ASSETS	$ 49,930
Cash in process of being cleared		52,244	64,178
Financial derivative contracts		986,508	476,568
Interbank borrowings		1,384,248	2,563,630
Lease contracts liabilities		6,987	7,689
Assets (liabilities) net		880,653	(225,431)
COP [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss		437,039	71,478
Financial instruments at fair value through other comprehensive income		614,383	850,707
Financial instruments at amortized cost		104,340	85,535
Investment in associates			3,772
Interbank loans, net			20,452
Right of use asset under lease agreements		28,495	38,264
Other non-current assets held for sale		1,809
Cash in process of being cleared		1
Financial derivative contracts		170,598	97,212
Interbank borrowings		47,768	83,126
Lease contracts liabilities		25,992	35,273
Assets (liabilities) net		753,884	1,283,019
Euro [Member]
Disclosure of financial assets [line items]
Cash in process of being cleared		1,528
Financial derivative contracts		8,382	908
Interbank borrowings		368
Assets (liabilities) net		26,520	1,172
Other Currency [member]
Disclosure of financial assets [line items]
Cash in process of being cleared		18,172
Interbank borrowings		109,368
Assets (liabilities) net		(95,127)
Cash and deposits in banks [member]
Disclosure of financial assets [line items]
Cash and deposits in banks		3,089,072	1,009,681
Cash and deposits in banks [member] | CLP [member]
Disclosure of financial assets [line items]
Cash and deposits in banks		1,232,614	243,754
Cash and deposits in banks [member] | USD [member]
Disclosure of financial assets [line items]
Cash and deposits in banks		1,501,888	364,594
Cash and deposits in banks [member] | COP [member]
Disclosure of financial assets [line items]
Cash and deposits in banks		294,522	398,780
Cash and deposits in banks [member] | Euro [Member]
Disclosure of financial assets [line items]
Cash and deposits in banks		28,315	2,553
Cash and deposits in banks [member] | Other Currency [member]
Disclosure of financial assets [line items]
Cash and deposits in banks		31,733
Cash In The Process Of Collection [member]
Disclosure of financial assets [line items]
Cash items in process of collection		173,192	231,305
Cash In The Process Of Collection [member] | CLP [member]
Disclosure of financial assets [line items]
Cash items in process of collection		110,503	150,463
Cash In The Process Of Collection [member] | USD [member]
Disclosure of financial assets [line items]
Cash items in process of collection		61,819	80,132
Cash In The Process Of Collection [member] | COP [member]
Disclosure of financial assets [line items]
Cash items in process of collection		93	710
Cash In The Process Of Collection [member] | Euro [Member]
Disclosure of financial assets [line items]
Cash items in process of collection		9
Cash In The Process Of Collection [member] | Other Currency [member]
Disclosure of financial assets [line items]
Cash items in process of collection		768
Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost		21,576,108	22,254,697
Loans and receivables from banks, net [member] | CLP [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost		5,768,428	5,678,458
Loans and receivables from banks, net [member] | Hungary, Forint
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost		8,959,138	8,749,298
Loans and receivables from banks, net [member] | USD [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost		2,859,253	3,459,607
Loans and receivables from banks, net [member] | COP [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost		3,955,993	4,355,845
Loans and receivables from banks, net [member] | Euro [Member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost		23,704	841
Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Investments under resale agreements		105,580	75,975
Investments under Agreements to Resell [Member] | CLP [member]
Disclosure of financial assets [line items]
Investments under resale agreements		84,173	46,686
Investments under Agreements to Resell [Member] | COP [member]
Disclosure of financial assets [line items]
Investments under resale agreements		21,407	29,289
Derivative financial instruments
Disclosure of financial assets [line items]
Financial derivative contracts		3,982,803	3,154,957
Derivative financial instruments | CLP [member]
Disclosure of financial assets [line items]
Financial derivative contracts		2,529,980	2,199,266
Derivative financial instruments | Hungary, Forint
Disclosure of financial assets [line items]
Financial derivative contracts		387,035	324,414
Derivative financial instruments | USD [member]
Disclosure of financial assets [line items]
Financial derivative contracts		1,039,536	536,936
Derivative financial instruments | COP [member]
Disclosure of financial assets [line items]
Financial derivative contracts		19,967	93,427
Derivative financial instruments | Euro [Member]
Disclosure of financial assets [line items]
Financial derivative contracts		6,285	914
Intangible assets 1 [member]
Disclosure of financial assets [line items]
Intangible assets		718,683	1,574,433
Intangible assets 1 [member] | CLP [member]
Disclosure of financial assets [line items]
Intangible assets		682,523	1,400,449
Intangible assets 1 [member] | USD [member]
Disclosure of financial assets [line items]
Intangible assets		172	1,104
Intangible assets 1 [member] | COP [member]
Disclosure of financial assets [line items]
Intangible assets		35,988	172,880
Property, plant and equipment, net [member]
Disclosure of financial assets [line items]
Property, plant and equipment		80,615	95,080
Property, plant and equipment, net [member] | CLP [member]
Disclosure of financial assets [line items]
Property, plant and equipment		56,274	72,766
Property, plant and equipment, net [member] | USD [member]
Disclosure of financial assets [line items]
Property, plant and equipment		482	422
Property, plant and equipment, net [member] | COP [member]
Disclosure of financial assets [line items]
Property, plant and equipment		23,859	21,892
Current income taxes [member]
Disclosure of financial assets [line items]
Current taxes		64,699	85,516
Current income taxes [member] | CLP [member]
Disclosure of financial assets [line items]
Current taxes		43,132	30,773
Current income taxes [member] | USD [member]
Disclosure of financial assets [line items]
Current taxes		1,844
Current income taxes [member] | COP [member]
Disclosure of financial assets [line items]
Current taxes		19,723	54,743
Deferred income taxes [member]
Disclosure of financial assets [line items]
Deferred taxes		312,556	208,657
Deferred income taxes [member] | CLP [member]
Disclosure of financial assets [line items]
Deferred taxes		250,023	182,302
Deferred income taxes [member] | USD [member]
Disclosure of financial assets [line items]
Deferred taxes		14,645	20,942
Deferred income taxes [member] | COP [member]
Disclosure of financial assets [line items]
Deferred taxes		47,888	5,413
Other asset [member]
Disclosure of financial assets [line items]
Other assets		542,633	770,861
Other asset [member] | CLP [member]
Disclosure of financial assets [line items]
Other assets		87,378	248,755
Other asset [member] | Hungary, Forint
Disclosure of financial assets [line items]
Other assets		11,883	91,456
Other asset [member] | USD [member]
Disclosure of financial assets [line items]
Other assets		388,141	359,198
Other asset [member] | COP [member]
Disclosure of financial assets [line items]
Other assets		54,961	71,182
Financial assets1 [member]
Disclosure of financial assets [line items]
TOTAL ASSETS		35,486,448	33,610,056
Financial assets1 [member] | CLP [member]
Disclosure of financial assets [line items]
TOTAL ASSETS		13,678,920	12,110,319
Financial assets1 [member] | Hungary, Forint
Disclosure of financial assets [line items]
TOTAL ASSETS		10,054,718	10,188,894
Financial assets1 [member] | USD [member]
Disclosure of financial assets [line items]
TOTAL ASSETS		5,991,667	5,021,248
Financial assets1 [member] | COP [member]
Disclosure of financial assets [line items]
TOTAL ASSETS		5,660,467	6,274,369
Financial assets1 [member] | Euro [Member]
Disclosure of financial assets [line items]
TOTAL ASSETS		58,313	4,308
Financial assets1 [member] | Other Currency [member]
Disclosure of financial assets [line items]
TOTAL ASSETS		32,501
Readjustment [member]
Disclosure of financial assets [line items]
Lease contracts liabilities		156	269
Assets (liabilities) net		(348)	5,875
Readjustment [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost		9,592	10,648
Readjustment [member] | Other asset [member]
Disclosure of financial assets [line items]
Other assets		270	270
Readjustment [member] | Financial assets1 [member]
Disclosure of financial assets [line items]
TOTAL ASSETS		9,862	10,918
Current accounts and demand deposits [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities		6,197,406	4,873,448
Current accounts and demand deposits [member] | CLP [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities		3,186,296	2,255,736
Current accounts and demand deposits [member] | Hungary, Forint
Disclosure of financial assets [line items]
Deposits and other demand liabilities		13,448	2,855
Current accounts and demand deposits [member] | USD [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities		737,892	534,005
Current accounts and demand deposits [member] | COP [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities		2,238,247	2,079,465
Current accounts and demand deposits [member] | Euro [Member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities		21,435	1,387
Current accounts and demand deposits [member] | Other Currency [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities		88
Obligations under repurchase agreements [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements		638,851	559,457
Obligations under repurchase agreements [member] | CLP [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements		399,593	499,136
Obligations under repurchase agreements [member] | COP [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements		239,258	60,321
Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities		11,433,064	11,620,187
Time deposits and saving accounts [member] | CLP [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities		8,042,117	7,952,973
Time deposits and saving accounts [member] | Hungary, Forint
Disclosure of financial assets [line items]
Time deposits and other time liabilities		402,118	391,679
Time deposits and saving accounts [member] | USD [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities		1,539,760	1,356,132
Time deposits and saving accounts [member] | COP [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities		1,449,054	1,919,402
Time deposits and saving accounts [member] | Euro [Member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities		14
Time deposits and saving accounts [member] | Readjustment [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities		1	1
Debt Issued [member]
Disclosure of financial assets [line items]
Debt instruments issued		6,204,856	6,408,356
Debt Issued [member] | CLP [member]
Disclosure of financial assets [line items]
Debt instruments issued		835,961	763,503
Debt Issued [member] | Hungary, Forint
Disclosure of financial assets [line items]
Debt instruments issued		4,636,431	4,924,260
Debt Issued [member] | USD [member]
Disclosure of financial assets [line items]
Debt instruments issued		122,734	129,281
Debt Issued [member] | COP [member]
Disclosure of financial assets [line items]
Debt instruments issued		609,730	590,471
Debt Issued [member] | Euro [Member]
Disclosure of financial assets [line items]
Debt instruments issued			841
Current Income Tax Provision [member]
Disclosure of financial assets [line items]
Current taxes		1,766	13
Current Income Tax Provision [member] | CLP [member]
Disclosure of financial assets [line items]
Current taxes		596	13
Current Income Tax Provision [member] | COP [member]
Disclosure of financial assets [line items]
Current taxes		1,170
Deferred income taxes [member]
Disclosure of financial assets [line items]
Deferred taxes		237	263
Deferred income taxes [member] | COP [member]
Disclosure of financial assets [line items]
Deferred taxes		237	263
Provisions [member]
Disclosure of financial assets [line items]
Provisions		135,090	177,827
Provisions [member] | CLP [member]
Disclosure of financial assets [line items]
Provisions		84,190	106,456
Provisions [member] | USD [member]
Disclosure of financial assets [line items]
Provisions		5,814
Provisions [member] | COP [member]
Disclosure of financial assets [line items]
Provisions		45,086	71,371
Others liabilities [member]
Disclosure of financial assets [line items]
Other liabilities		700,034	708,914
Others liabilities [member] | CLP [member]
Disclosure of financial assets [line items]
Other liabilities		175,812	265,814
Others liabilities [member] | Hungary, Forint
Disclosure of financial assets [line items]
Other liabilities		159,834	268,685
Others liabilities [member] | USD [member]
Disclosure of financial assets [line items]
Other liabilities		274,827	115,196
Others liabilities [member] | COP [member]
Disclosure of financial assets [line items]
Other liabilities		79,442	54,446
Others liabilities [member] | Euro [Member]
Disclosure of financial assets [line items]
Other liabilities		66
Others liabilities [member] | Readjustment [member]
Disclosure of financial assets [line items]
Other liabilities		10,053	4,773
Financial liabilities1 [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES		33,103,113	30,283,718
Financial liabilities1 [member] | CLP [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES		17,108,955	13,918,088
Financial liabilities1 [member] | Hungary, Forint
Disclosure of financial assets [line items]
TOTAL LIABILITIES		5,806,930	6,119,422
Financial liabilities1 [member] | USD [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES		5,111,014	5,246,679
Financial liabilities1 [member] | COP [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES		4,906,583	4,991,350
Financial liabilities1 [member] | Euro [Member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES		31,793	3,136
Financial liabilities1 [member] | Other Currency [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES		127,628
Financial liabilities1 [member] | Readjustment [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES		$ 10,210	$ 5,043